Subsidiaries (Details 2) - TyrNovo Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Name of subsidiary	TyrNovo Ltd.
Country of incorporation of subsidiary	Israel
Group's ownership equity	97.60%
Company's direct ownership of equity	97.60%
Amounts provided by the Company to the subsidiary Loan	$ (2,366)
Total investment in subsidiary	$ 2,055